Related parties - The guarantees provided between the related parties (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related parties - The guarantees provided between the related parties [Line Items]
Amount of guarantees	₩ 218,217	₩ 146,607
BNP Paribas Cardif Life Insurance | Unused credit line | Shinhan Bank Co., Ltd. [Member]
Related parties - The guarantees provided between the related parties [Line Items]
Amount of guarantees	10,000	10,000
BNP Paribas Cardif Life Insurance | Unused credit line | Shinhan Card Co., Ltd. [Member]
Related parties - The guarantees provided between the related parties [Line Items]
Amount of guarantees	913	919
BNP Paribas Cardif General Insurance | Unused credit line | Shinhan Card Co., Ltd. [Member]
Related parties - The guarantees provided between the related parties [Line Items]
Amount of guarantees	226	229
Structured Entities [Member] | Purchase agreement | The Group [Member]
Related parties - The guarantees provided between the related parties [Line Items]
Amount of guarantees	₩ 207,078	₩ 135,459